Schedule of finance income (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Interest income on :
- Bank deposits recognised at amortised cost			₨ 25,804	₨ 46,236	₨ 22,594
- Others	[1]		10,365	32,529	26,502
Foreign exchange gain (net)			8,346	58	4,322
Unwinding of other financial assets			3,301	2,781	5,223
Total		$ 630	₨ 47,816	₨ 81,604	₨ 58,641

[1]	Interest income on others include interest income on loan given to joint venture of INR 4,240 (March 31, 2021: INR 7,206 and March 31, 2020: INR 4,810).